Liquidity - Financial Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Liabilities
Carrying Amount	€ 13,344	€ 13,617
Total current financial liabilities	2,348	3,273
Total non-current financial liabilities	13,605	12,923
Total financial liabilities	€ 15,953	€ 16,196
Financial debt as % of financial liabilities - current	84.00%	84.00%
Interest rate	0.87%	1.09%	1.33%
Bonds
Financial Liabilities
Carrying Amount	€ 10,369	€ 9,433
Private placements
Financial Liabilities
Carrying Amount	742	1,067
Commercial Papers
Financial Liabilities
Carrying Amount	931	€ 1,100
Interest rate		(0.38%)
Bank loans
Financial Liabilities
Carrying Amount	1,302	€ 2,017
Current
Financial Liabilities
Nominal Volume	1,482	2,529
Carrying Amount	1,484	2,531
Total current financial liabilities	€ 2,348	€ 3,273
Financial debt as % of financial liabilities - current	63.00%	77.00%
Current | Bonds
Financial Liabilities
Nominal Volume	€ 500	€ 1,150
Carrying Amount	500	1,150
Current | Private placements
Financial Liabilities
Nominal Volume	0	258
Carrying Amount	0	259
Current | Commercial Papers
Financial Liabilities
Nominal Volume	930	1,100
Carrying Amount	931	1,100
Current | Bank loans
Financial Liabilities
Nominal Volume	52	21
Carrying Amount	52	22
Non Current
Financial Liabilities
Nominal Volume	11,801	11,139
Carrying Amount	11,860	11,086
Total non-current financial liabilities	€ 13,605	€ 12,923
Financial debt as % of financial liabilities - non-current	87.00%	86.00%
Non Current | Bonds
Financial Liabilities
Nominal Volume	€ 9,844	€ 8,367
Carrying Amount	9,868	8,283
Non Current | Private placements
Financial Liabilities
Nominal Volume	707	772
Carrying Amount	742	808
Non Current | Commercial Papers
Financial Liabilities
Nominal Volume	0	0
Carrying Amount	0	0
Non Current | Bank loans
Financial Liabilities
Nominal Volume	1,250	2,000
Carrying Amount	€ 1,250	€ 1,995